ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
Unaudited		September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.5%

CONSUMER DISCRETIONARY 15.9%
Auto Components 0.4%
Gentex	15,500	332
		332
Automobiles 0.3%
Thor Industries	7,200	324
		324
Diversified Consumer Services 2.8%
Bright Horizons Family Solutions (1)	11,300	484
DeVry	9,700	359
ITT Educational Services (1)	8,600	1,047
Matthews International, Class A	5,400	236
Sotheby's, Class A	6,500	311
Steiner Leisure (1)	3,500	152
		2,589
Hotels, Restaurants & Leisure 3.1%
Applebee's	12,000	299
BJ's Restaurants (1)	15,700	331
CEC Entertainment (1)	5,550	149
Choice Hotels International	4,000	151
Monarch Casino & Resort (1)	5,100	145
Orient-Express, Class A	4,300	220
P.F. Chang's China Bistro (1)	4,200	124
Rare Hospitality International (1)	9,800	373
Sonic (1)	16,705	391
The Cheesecake Factory (1)	4,100	96
WMS Industries (1)	16,500	546
		2,825
Household Durables 0.8%
iRobot (1)	5,400	108
Jarden (1)	9,700	300
Tempur-Pedic	8,900	318
		726
Internet & Catalog Retail 1.2%
Blue Nile (1)	3,700	348
Nutri/System (1)	3,900	183
priceline.com (1)	6,600	586
		1,117
Leisure Equipment & Products 0.5%
Polaris Industries	6,400	279
Pool	7,880	197
		476
Media 0.6%
Interactive Data	4,800	135
John Wiley & Sons	4,600	207
Marvel Entertainment (1)	7,500	176
		518
Multiline Retail 0.2%
Saks	9,100	156
		156
Specialty Retail 4.3%
A.C. Moore Arts & Crafts (1)	16,200	255
Aeropostale (1)	9,000	172
Charlotte Russe Holding (1)	8,700	127
Citi Trends (1)	600	13
Coldwater Creek (1)	20,825	226
Dress Barn (1)	6,400	109
DSW, Class A (1)	3,000	76
GameStop, Class A (1)	9,100	513
Guess ?	4,800	235
Gymboree (1)	14,700	518
Hibbett Sports (1)	11,400	283
Jos. A. Bank Clothiers (1)	3,000	100
O'Reilly Automotive (1)	10,200	341
TSC (1)	8,600	396
Zumiez (1)	12,300	546
		3,910
Textiles, Apparel & Luxury Goods 1.7%
Columbia Sportswear	3,900	216
Deckers Outdoor (1)	2,000	220
Fossil (1)	6,875	257
Hanesbrands (1)	9,900	278
Iconix Brand Group (1)	12,800	304
Warnaco Group (1)	6,900	269
		1,544
Total Consumer Discretionary		14,517
CONSUMER STAPLES 2.9%
Beverages 0.7%
Boston Beer, Class A (1)	7,600	370
Hansen Natural (1)	5,200	295
		665
Food & Staples Retailing 0.3%
Pantry (1)	5,300	136
United Natural Foods (1)	4,000	109
		245
Food Products 0.3%
Ralcorp Holdings (1)	2,000	111
SunOpta (1)	9,500	138
		249
Household Products 0.4%
Church & Dwight	8,300	390
		390
Personal Products 1.2%
Alberto Culver	13,700	340
Chattem (1)	3,300	233
Herbalife	5,500	250
NBTY (1)	7,300	296
		1,119

Total Consumer Staples		2,668
ENERGY 10.0%
Energy Equipment & Services 5.8%
Atwood Oceanics (1)	3,900	298
Core Laboratories (1)	5,200	662
Dresser-Rand Group (1)	10,000	427
Global Industries (1)	21,500	554
Helmerich & Payne	9,800	322
Hercules Offshore (1)	6,828	178
ION Geophysical (1)	14,900	206
NATCO Group, Class A (1)	4,500	233
Oil States International (1)	16,800	811
SEACOR Holdings (1)	2,400	228
Superior Energy (1)	10,600	376
TETRA Technologies (1)	18,200	385
Unit (1)	2,700	131
W-H Energy Services (1)	6,600	487
		5,298
Oil, Gas & Consumable Fuels 4.2%
Bill Barrett (1)	5,600	221
Cabot Oil & Gas	16,300	573
Denbury Resources (1)	12,200	545
Foundation Coal Holdings	7,800	306
Frontier Oil	11,800	491
Helix Energy Solutions Group (1)	12,200	518
Mariner Energy (1)	13,065	270
Penn Virginia	7,200	317
Plains Exploration & Production (1)	5,900	261
Range Resources	6,200	252
USEC (1)	7,200	74
		3,828

Total Energy		9,126
FINANCIALS 5.6%
Capital Markets 2.3%
Affiliated Managers Group (1)	8,100	1,033
Cohen & Steers	2,300	85
GFI Group (1)	2,200	189
Greenhill	7,200	440
Knight Capital Group (1)	6,900	82
optionsXpress Holdings	6,800	178
Penson Worldwide (1)	4,000	74
		2,081
Commercial Banks 1.1%
Boston Private Financial	6,100	170
East West Bancorp	7,300	263
Pinnacle Financial Partners (1)	2,600	75
SVB Financial Group (1)	3,700	175
UCBH Holdings	16,200	283
		966
Consumer Finance 0.1%
Advanta, Class B	4,450	122
		122
Diversified Financial Services 0.2%
International Securities Exchange	3,100	206
		206
Insurance 1.4%
HCC Insurance Holdings	11,800	338
Max Capital Group	7,100	199
Philadelphia Consolidated (1)	7,700	319
StanCorp Financial Group	8,100	401
		1,257
Real Estate Investment Trusts (REITs) 0.1%
Essex Property Trust, REIT	600	70
PS Business Parks, REIT	700	40
		110
Real Estate Management & Development 0.4%
Jones Lang LaSalle	3,300	339
		339
Total Financials		5,081
HEALTH CARE 18.6%
Biotechnology 3.8%
Alexion Pharmaceutical (1)	5,000	326
Alkermes (1)	12,500	230
BioMarin Pharmaceutical (1)	10,900	271
Cubist Pharmaceuticals (1)	5,200	110
deCode genetics (1)	14,300	50
Human Genome Sciences (1)	12,400	128
Incyte (1)	25,400	182
InterMune (1)	1,700	32
Martek Biosciences (1)	3,000	87
Medarex (1)	10,300	146
Myriad Genetics (1)	4,800	250
Neurocrine Biosciences (1)	2,700	27
ONYX Pharmaceuticals (1)	5,100	222
OSI Pharmaceuticals (1)	5,600	190
PDL Biopharma (1)	20,100	434
Pharmion (1)	3,300	152
Regeneron Pharmaceuticals (1)	6,100	109
Rigel Pharmaceuticals (1)	11,000	104
Senomyx (1)	12,500	153
Theravance (1)	4,600	120
United Therapeutics (1)	2,000	133
		3,456
Health Care Equipment & Supplies 7.3%
American Medical Systems (1)	11,500	195
Cytyc (1)	15,100	720
Edwards Lifesciences (1)	8,000	395
Gen-Probe (1)	9,900	659
Hologic (1)	9,800	598
IDEXX Laboratories (1)	3,500	384
Immucor (1)	13,600	486
Integra LifeSciences (1)	2,300	112
Invitrogen (1)	4,900	400
Kyphon (1)	10,100	707
Mentor	4,200	193
Meridian Bioscience	16,950	514
ResMed (1)	7,800	334
Respironics (1)	10,500	504
Stereotaxis (1)	6,000	83
Steris	5,400	148
Thoratec (1)	10,500	217
		6,649
Health Care Providers & Services 3.9%
Amedisys (1)	5,333	205
Centene (1)	11,700	252
Chemed	6,400	398
Gentiva Health Services (1)	9,700	186
HealthExtras (1)	6,400	178
HealthSpring (1)	8,000	156
Healthways (1)	2,400	129
inVentiv Health (1)	5,800	254
LCA-Vision	2,200	65
LifePoint Hospitals (1)	5,900	177
Pediatrix Medical Group (1)	6,800	445
PSS World Medical (1)	8,400	161
Psychiatric Solutions (1)	8,300	326
Sunrise Senior Living (1)	4,500	159
WellCare Health Plans (1)	4,000	422
		3,513
Health Care Technology 0.5%
Cerner (1)	5,200	311
Computer Programs and Systems	4,300	113
		424
Life Sciences Tools & Services 1.5%
Dionex (1)	1,700	135
Exelixis (1)	14,800	157
illumina (1)	6,000	311
Parexel International (1)	4,000	165
Techne (1)	5,900	372
Varian (1)	4,000	255
		1,395
Pharmaceuticals 1.6%
Medicines Company (1)	10,700	191
Medicis Pharmaceutical, Class A	14,200	433
MGI Pharma (1)	4,000	111
Noven Pharmaceuticals (1)	14,500	231
Sciele Pharma (1)	4,500	117
Valeant Pharmaceuticals (1)	11,900	184
ViroPharma (1)	6,100	54
XenoPort (1)	3,100	146
		1,467

Total Health Care		16,904
INDUSTRIALS & BUSINESS SERVICES 16.6%
Aerospace & Defense 1.9%
Ceradyne (1)	9,400	712
DRS Technologies	4,138	228
MTC Technologies (1)	3,400	65
Teledyne Technologies (1)	7,000	374
United Industrial	4,900	369
		1,748
Air Freight & Logistics 1.0%
Hub Group, Class A (1)	6,200	186
Pacer International	4,600	88
UTi Worldwide	26,000	597
		871
Airlines 0.2%
SkyWest	6,500	164
		164
Building Products 0.0%
Simpson Manufacturing	1,000	32
		32
Commercial Services & Supplies 4.6%
Administaff	5,000	181
Advisory Board (1)	8,400	491
ChoicePoint (1)	6,266	238
Corporate Executive Board	7,200	534
Heidrick & Struggles International (1)	4,200	153
IHS (1)	4,400	249
Kenexa (1)	10,700	329
Knoll	3,700	66
Korn/Ferry (1)	6,200	102
Navigant Consulting (1)	5,500	70
Resources Connection	20,300	470
Stericycle (1)	15,600	892
Waste Connections (1)	14,250	453
		4,228
Construction & Engineering 1.2%
Foster Wheeler (1)	4,100	538
Perini (1)	2,900	162
Quanta Services (1)	14,092	373
		1,073
Electrical Equipment 2.0%
Ametek	10,500	454
General Cable (1)	6,200	416
Genlyte Group (1)	3,200	206
II-VI (1)	10,600	366
Thomas & Betts (1)	7,100	416
		1,858
Machinery 4.6%
Actuant, Class A	14,000	910
Bucyrus International, Class A	2,000	146
FreightCar America	1,700	65
Gardner Denver Machinery (1)	4,900	191
Graco	6,400	250
Kaydon	8,600	447
Kennametal	2,400	202
Manitowoc	17,000	753
Middleby (1)	3,200	206
RBC Bearings (1)	6,400	245
Toro	8,400	494
Wabtec	6,800	255
		4,164
Marine 0.2%
Horizon Lines, Class A	5,500	168
		168
Road & Rail 0.5%
Landstar Systems	6,900	290
Old Dominion Freight Line (1)	5,100	122
		412
Trading Companies & Distributors 0.4%
Beacon Roofing Supply (1)	8,100	83
MSC Industrial Direct	6,100	308
		391

Total Industrials & Business Services		15,109
INFORMATION TECHNOLOGY 23.1%
Communications Equipment 3.0%
ADTRAN	10,200	235
Avocent (1)	5,475	160
Commscope (1)	7,300	367
Comtech Telecommunications (1)	8,200	439
Dycom Industries (1)	4,600	141
F5 Networks (1)	16,600	617
Foundry Networks (1)	16,000	284
Plantronics	6,800	194
Polycom (1)	10,142	272
		2,709
Computers & Peripherals 0.4%
Avid Technology (1)	3,100	84
Intermec (1)	4,000	105
Palm (1)	12,500	203
		392
Electronic Equipment & Instruments 3.0%
CyberOptics (1)	20,800	256
Dolby Laboratories, Class A (1)	10,300	359
FLIR Systems (1)	16,200	897
Itron (1)	3,200	298
Mettler-Toledo International (1)	5,300	540
Orbotech (1)	8,900	187
TTM Technologies (1)	15,500	179
		2,716
Internet Software & Services 3.2%
CNET Networks (1)	33,800	252
CyberSource (1)	21,100	247
DealerTrack (1)	5,800	243
Digital River (1)	6,300	282
J2 Global Communications (1)	10,200	334
Sina (1)	6,300	301
Taleo, Class A (1)	16,300	414
ValueClick (1)	14,300	321
Visual Sciences (1)	10,700	155
Websense (1)	17,400	343
		2,892
IT Services 2.7%
CACI International, Class A (1)	6,200	317
Forrester Research (1)	1,600	38
Global Cash Access (1)	4,500	48
Global Payments	9,600	424
Heartland Payment Systems	8,800	226
MoneyGram International	4,000	90
NCI (1)	23,500	445
Perot Systems, Class A (1)	20,000	338
RightNow Technologies (1)	18,900	304
SRA International, Class A (1)	10,000	281
		2,511
Semiconductor & Semiconductor Equipment 5.6%
Advanced Energy Industries (1)	18,400	278
ATMI (1)	6,500	193
Cohu	10,500	197
Cymer (1)	9,100	349
Entegris (1)	23,000	200
Exar (1)	9,000	118
Integrated Device Technology (1)	24,300	376
Intersil, Class A	9,800	328
Micrel	18,600	201
ON Semiconductor (1)	64,900	815
Pericom Semiconductor (1)	8,000	94
PMC-Sierra (1)	13,400	112
Semtech (1)	17,300	354
Spansion, Class A (1)	12,600	106
Standard Microsystems (1)	3,100	119
Varian Semiconductor Equipment (1)	18,025	965
Verigy (1)	5,800	143
Virage Logic (1)	19,500	145
		5,093
Software 5.2%
Actuate (1)	29,700	192
Ansoft (1)	8,900	294
Ansys (1)	10,800	369
Epicor Software (1)	13,600	187
FactSet Research Systems	8,100	555
Fair Isaac	10,056	363
Informatica (1)	37,000	581
Jack Henry & Associates	7,800	202
Macrovision (1)	11,100	273
MICROS Systems (1)	4,600	299
MicroStrategy (1)	1,600	127
Parametric Technology (1)	6,700	117
Quest Software (1)	12,000	206
SPSS (1)	6,400	263
Synopsys (1)	7,800	211
THQ (1)	10,000	250
TIBCO Software (1)	18,100	134
Wind River Systems (1)	12,500	147
		4,770

Total Information Technology		21,083

MATERIALS 4.1%
Chemicals 1.9%
CF Industries	4,600	349
Hercules	11,200	236
Nalco Holding	19,500	578
Scotts Miracle-Gro	6,500	278
Terra Industries (1)	10,100	316
		1,757
Construction Materials 0.2%
Eagle Materials	5,800	207
		207
Containers & Packaging 0.7%
Crown Holdings (1)	19,600	446
Greif	3,000	182
		628
Metals & Mining 1.3%
Carpenter Technology	1,700	221
Cleveland-Cliffs	5,100	448
Steel Dynamics	9,800	458
		1,127
Total Materials		3,719
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 0.8%
Cbeyond (1)	5,000	204
Neustar, Class A (1)	7,000	240
Time Warner Telecom, Class A (1)	13,700	301
		745
Wireless Telecommunication Services 1.9%
Dobson Communications, Class A (1)	17,700	226
Leap Wireless International (1)	7,900	643
SBA Communications (1)	22,000	776
Syniverse Holdings (1)	6,900	110
		1,755
Total Telecommunication Services		2,500
Total Common Stocks (Cost $66,008)		90,707
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(3)	369,021	369
Total Short-Term Investments (Cost $369)		369
Total Investments in Securities
99.9% of Net Assets (Cost $66,377)		$91,076

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3.
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Small-Cap Growth Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 – FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $66,377,000. Net unrealized gain aggregated $24,699,000 at period-end, of which $27,768,000 related to appreciated investments and $3,069,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $20,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $369,000 and $193,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Small-Cap Growth Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007